Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2018	£ 15,909		£ 15,758	£ 3,119	£ 5,620	£ 1,991	£ 23	£ 256	£ 5	£ 4,744	£ 151
Profit for the year	733	[1]	714							714	19
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	0
– Cash flow hedges	115		115					115
– Pension remeasurement	(391)		(393)							(393)	2
– Own credit adjustment	(58)		(58)							(58)
– Currency translation on foreign operations	(4)		(4)						(4)
Total comprehensive income	395		374				0	115	(4)	263	21
Issue of other equity instruments	500		500			500
Repurchase of other equity instruments	(318)		(318)	(14)		(300)				(4)
Dividends on ordinary shares	(315)		(315)							(315)
Dividends on preference shares and other equity instruments	(142)		(142)							(142)
Dividends on non-controlling interests	(12)										(12)
Ending balance at Dec. 31, 2019	16,017		15,857	3,105	5,620	2,191	23	371	1	4,546	160
Profit for the year	471	[1]	452							452	19
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	5		5				5
– Cash flow hedges	110		110					110
– Pension remeasurement	(372)		(370)							(370)	(2)
– Own credit adjustment	(3)		(3)							(3)
Total comprehensive income	211		194				5	110	0	79	17
Dividends on ordinary shares	(129)		(129)							(129)
Dividends on preference shares and other equity instruments	(148)		(148)							(148)
Dividends on non-controlling interests	(15)										(15)
Ending balance at Dec. 31, 2020	15,936		15,774	3,105	5,620	2,191	28	481	1	4,348	162
Profit for the year	1,384		1,365							1,365	19
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(3)		(3)				(3)
– Cash flow hedges	(374)		(374)					(374)
– Pension remeasurement	845		845							845
– Own credit adjustment	0
Total comprehensive income	1,852		1,833				(3)	(374)	0	2,210	19
Issue of other equity instruments	210		210			210
Repurchase of other equity instruments	(210)		(210)			(210)
Disposal of non-controlling interests	(181)										(181)
Dividends on ordinary shares	(1,358)		(1,358)							(1,358)
Dividends on preference shares and other equity instruments	(147)		(147)							(147)
Dividends on non-controlling interests	0
Tax on non-controlling interests and other equity instruments	0
Ending balance at Dec. 31, 2021	£ 16,102		£ 16,102	£ 3,105	£ 5,620	£ 2,191	£ 25	£ 107	£ 1	£ 5,053	£ 0

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.